INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liability not recognized
Amount of temporary difference for which deferred tax liability is not required to be provided	$ 1,300,000
Unrecorded deferred tax liability	441,000
Unrecognized Tax Benefits
Interest and penalties	0	0
Accrued Interest and penalties	$ 0	$ 0